Note 6 - Leases - Lease Balance Sheet Information (Details) (Parentheticals)	Jun. 30, 2024	Jun. 30, 2023
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Long-Term Debt and Lease Obligation, Current	Long-Term Debt and Lease Obligation, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent